Leases (Tables)	12 Months Ended
Jun. 30, 2021
Leases [Abstract]
Schedule of lease obligations
Years ending June 30,	Operating Lease	Financing Lease
2022	$554,928	$55,968
2023	464,318	23,319
2024	66,559	-
Total lease payments	1,085,805	79,287
Less: Interest	(61,042)	(3,862)
Present value of lease liabilities	$1,024,763	$75,425